Income Taxes - Components of Profit (Loss) from Operations Before Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
The PRC	¥ 0	$ 0	¥ 0	¥ 0
All other jurisdictions	613	89	4,062	(2,490)
Profit (loss) before income tax	613	89	4,062	(2,490)
Current	0	0	0	0
Deferred	0	0	0	0
Income tax expense	¥ 0	$ 0	¥ 0	¥ 0